SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT’S MEASURE OF PROFIT OR LOSS

The CODM regularly receives and reviews the following expenses categories, which are included in the segment’s measure of profit or loss

TECHCREATE GROUP LTD

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the years ended December 31,
	2024	2025	2025

	S$	S$	US$
Revenue	3,104,324	4,772,866	3,711,693
Cost of revenue	2,210,508	3,019,959	2,348,518

Selling and distribution expenses
- Entertainment expenses	39,497	36,680	28,525
- Travelling expenses	150,313	104,402	81,190
- Payroll and welfare expenses	347,317	346,466	269,435
- Marketing expenses	246,478	-	-
- Others	2,823	12,146	9,445

General and administrative expenses
- Payroll and welfare expenses	301,680	867,122	674,331
- Professional fees	563,825	1,175,138	913,864
- Depreciation expenses	8,933	7,813	6,076
- Lease expenses	40,408	42,256	32,861
- Office related expenses	61,565	72,295	56,221
- Share-based compensation	-	55,270	42,982

Allowance for credit loss	-	17,699	13,764

Other segment expenses, net	11,124	24,490	19,045

Income tax expense	132,679	62,041	48,247

Net loss	(1,012,826)	(1,070,911)	(832,811)

SCHEDULE OF REVENUES BY GEOGRAPHIC AREA

Following table presents revenues by geographic area based on the sales location of our services:

	For the years ended December 31,
	2024	2025	2025
	S$	S$	US$
Brunei	770,596	864,108	671,987
Cambodia	1,463,473	2,193,092	1,705,492
China	-	801,887	623,600
Singapore	787,308	840,258	653,440
Hong Kong	82,947	73,521	57,174
	3,104,324	4,772,866	3,711,693

SCHEDULE OF LONG-LIVED ASSETS BY GEOGRAPHIC REGION	Long-lived assets by geographic region
	As of December 31,
	2025	2024
	S$	S$
Singapore	48,656	91,217